Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Deposits to search engine service providers	¥ 95,229		¥ 85,417
Prepayments to suppliers	44,658		12,574
Advances to employees	10,689		3,709
Prepaid rental and other deposits	8,229		4,272
Others	1,282		1,074
Prepayments and other current assets	¥ 160,087	$ 23,057	¥ 107,046